EXPLORATION, EVALUATION AND PRE-DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	$ 38,913	$ 38,809
Exploration, evaluation and pre-development properties
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	38,913	38,809
Exploration, evaluation and pre-development properties | Drilling
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	24,203	26,117
Exploration, evaluation and pre-development properties | Assays
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	1,073	3,998
Exploration, evaluation and pre-development properties | Salaries and benefits
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	1,515	2,106
Exploration, evaluation and pre-development properties | Field support
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	3,601	2,861
Exploration, evaluation and pre-development properties | Operating supplies
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	1,200	1,313
Exploration, evaluation and pre-development properties | Studies and permits
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	3,691	768
Exploration, evaluation and pre-development properties | Consulting and professional fees
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	3,128	760
Exploration, evaluation and pre-development properties | Claim filing and maintenance fees
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	390	411
Exploration, evaluation and pre-development properties | Depreciation & amortization
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	112	475
Exploration, evaluation and pre-development properties | McCoy-Cove, Nevada
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	14,069	4,196
Exploration, evaluation and pre-development properties | Granite Creek, Nevada
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	3,715	13,578
Exploration, evaluation and pre-development properties | Ruby Hill, Nevada
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	17,063	19,552
Exploration, evaluation and pre-development properties | Buffalo Mountain, Nevada
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	332	1,483
Exploration, evaluation and pre-development properties | FAD, Nevada
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	3,675	0
Exploration, evaluation and pre-development properties | Other
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	$ 59	$ 0